Note 12 - Share Capital and Reserves - Warrant Fair Value Assumptions (Details)	36 Months Ended
Dec. 31, 2017 CAD ($)
Warrants issued on June 1, 2017 [member]
Statement Line Items [Line Items]
Number of warrants	295,734
Fair value per share	$ 0.58
Risk free interest rate	0.71%
Expected life (Year)	2 years
Expected volatility	66.26%
Expected dividends
Warrants issued on February 7, 2017 [member]
Statement Line Items [Line Items]
Number of warrants	17,911
Fair value per share	$ 0.51
Risk free interest rate	0.72%
Expected life (Year)	2 years 182 days
Expected volatility	61.54%
Expected dividends
Warrants issued on May 25, 2016 [member]
Statement Line Items [Line Items]
Number of warrants	45,944
Fair value per share	$ 0.39
Risk free interest rate	0.59%
Expected life (Year)	2 years
Expected volatility	55.53%
Expected dividends
Warrants issued on November 17, 2015 [member]
Statement Line Items [Line Items]
Number of warrants	35,200
Fair value per share	$ 0.17
Risk free interest rate	0.38%
Expected life (Year)	2 years
Expected volatility	47.77%
Expected dividends
Warrants issued on February 11, 2015 [member}
Statement Line Items [Line Items]
Number of warrants	49,410
Fair value per share	$ 0.27
Risk free interest rate	0.56%
Expected life (Year)	1 year
Expected volatility	40.83%
Expected dividends